Debt and Capital Structure - Summary of Net Debt to Adjusted Funds Flow (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowings [abstract]
Net Debt	$ 8,292	$ 4,614
Cash From (Used in) Operating Activities	8,228	9,235
Settlement of Decommissioning Liabilities	(280)	(234)
Net Change in Non-Cash Working Capital	(363)	1,305
Adjusted Funds Flow	$ 8,871	$ 8,164
Net Debt to Adjusted Funds Flow (times)	90.00%	60.00%